Share-Based Compensation Expense (Details) - Schedule of Stock Option Transactions	12 Months Ended
Dec. 31, 2023 $ / shares shares
Service Conditions [Member]
Share-Based Compensation Expense (Details) - Schedule of Stock Option Transactions [Line Items]
Number, Outstanding, beginning | shares	58,607,457
Weighted Average Exercise Price, Outstanding, beginning | $ / shares	$ 0.22
Number, Granted | shares	6,446,585
Weighted Average Exercise Price, Granted | $ / shares	$ 5.7
Weighted Average Remaining Contractual Term (in years), Granted
Number, Forfeited | shares	(49,203)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 8.31
Weighted Average Remaining Contractual Term (in years), Forfeited
Number, Outstanding ending | shares	65,004,839
Weighted Average Exercise Price, Outstanding, ending | $ / shares	$ 0.5
Weighted Average Remaining Contractual Term (in years), Outstanding, ending	15 years 3 months 21 days
Number, Vested and exercisable | shares	58,137,272
Weighted Average Exercise Price, Vested and exercisable | $ / shares	$ 0.1
Weighted Average Remaining Contractual Term (in years), Vested and exercisable	15 years 3 months 21 days
Performance Conditions [Member]
Share-Based Compensation Expense (Details) - Schedule of Stock Option Transactions [Line Items]
Number, Outstanding, beginning | shares
Weighted Average Exercise Price, Outstanding, beginning | $ / shares
Weighted Average Remaining Contractual Term (in years), Outstanding, beginning
Number, Granted | shares	358,249
Weighted Average Exercise Price, Granted | $ / shares	$ 9.42
Weighted Average Remaining Contractual Term (in years), Granted
Number, Forfeited | shares
Weighted Average Exercise Price, Forfeited | $ / shares
Weighted Average Remaining Contractual Term (in years), Forfeited
Number, Outstanding ending | shares	358,249
Weighted Average Exercise Price, Outstanding, ending | $ / shares	$ 9.42
Weighted Average Remaining Contractual Term (in years), Outstanding, ending	9 years 3 months 18 days
Number, Vested and exercisable | shares
Weighted Average Exercise Price, Vested and exercisable | $ / shares
Weighted Average Remaining Contractual Term (in years), Vested and exercisable	9 years 3 months 18 days